CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 85,230	$ 93,064
Short-term deposits	115,382	55,498
Restricted deposit	949	931
Marketable securities	32,730	22,742
Trade receivables	11,400	8,279
Prepaid expenses and other current assets	19,246	17,346
Total current assets	264,937	197,860
LONG-TERM ASSETS:
Prepaid expenses and other long-term assets	3,823	2,622
Property and equipment, net	16,201	8,750
Intangible assets, net	27,252	3,716
Goodwill	17,800	1,736
Total long-term assets	65,076	16,824
TOTAL ASSETS	330,013	214,684
CURRENT LIABILITIES:
Trade payables	34,240	20,709
Employees and payroll accruals	28,067	20,230
Deferred revenues	202,482	146,987
Accrued expenses and other current liabilities	37,592	18,847
Total current liabilities	302,381	206,773
LONG-TERM LIABILITIES:
Long-term deferred revenues	14,329	9,746
Long-term deferred tax liabilities	764	634
Long term loan	1,219
Total long-term liabilities	16,312	10,380
TOTAL LIABILITIES	318,693	217,153
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (DEFICIENCY):
Ordinary shares of NIS 0.01 par value - Authorized: 500,000,000 shares at December 31, 2016 and 2017; Issued and outstanding: 44,297,761 and 46,453,583 shares at December 31, 2016 and 2017, respectively;	80	74
Additional paid-in capital	311,107	241,154
Accumulated other comprehensive loss	(286)	(389)
Accumulated deficit	(299,581)	(243,308)
Total shareholders' equity (deficiency)	11,320	(2,469)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIENCY)	$ 330,013	$ 214,684